Long-Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument
Total long-term debt	$ 596,335	$ 605,012
Less: Deferred loan issuance costs	2,354	2,825
Total long-term debt, net	593,981	602,187
Less: Current portion of long-term debt	97,893	40,534
Add: Current portion of deferred loan issuance costs	923	966
Long-term debt, net	497,011	562,619
(i) Issued in March 2007 maturing in December 2019 (the ''2007 credit facility'')
Debt Instrument
Total long-term debt	$ 185,975	185,975
Margin	3.00%
(ii) Issued in March 2008 maturing in December 2019 (the ''2008 credit facility'')
Debt Instrument
Total long-term debt	$ 181,641	181,641
Margin	3.00%
(iii) Issued in June 2011 maturing in March 2018 (the ''2011 credit facility'')
Debt Instrument
Total long-term debt	$ 14,000	14,000
Margin	3.25%
(iv) Issued in September 2013 maturing in December 2020 (the ''2013 credit facility'')
Debt Instrument
Total long-term debt	$ 198,969	207,646
Margin	3.50%
(v) Assumed in October 2016 maturing in November 2022 (the ''2015 credit facility'')
Debt Instrument
Total long-term debt	$ 15,750	$ 15,750
Margin	2.50%